Shareholders' Equity (Details)	Mar. 31, 2025 $ / shares shares	Dec. 02, 2024 $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 HKD ($) shares
Shareholders’ Equity [Line Items]
Authorized shares	500,000,000			500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary Shares issued	19,500,000			19,500,000
Ordinary shares outstanding	19,500,000			19,500,000
Paid-in capital (in Dollars) | $				$ 3
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares		500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary Shares issued		19,500,000
Ordinary shares outstanding		19,500,000